Annual Fund Operating Expenses (Total Stock Market Index Portfolio Annuity)	Total Stock Market Index Portfolio Total Stock Market Index Portfolio - Total Stock Market Index Portfolio 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%